Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for		Compensation Actually Paid for		Average Summary Compensation Table Total for Non-PEO NEOs ($)(3)	Average Compensation Actually Paid to Non-PEO NEOs ($)(2)	Value of Initial Fixed $100 Investment Based on:		Net Income (Loss) ($ in Thousands) (6)
	Mr. Ostrover (Co-PEO) ($)(1)	Mr. Lipschultz (Co-PEO) ($)(1)	Mr. Ostrover (Co-PEO) ($)(2)	Mr. Lipschultz (Co-PEO) ($)(2)			Total Stockholder Return ($)(4)	Peer Group Total Stockholder Return ($)(4)(5)
2025	29,237,055	29,219,230	29,237,055	29,219,230	20,869,910	17,232,811	156	196	305,487
2024	23,912,432	23,881,675	23,912,432	23,881,675	30,906,119	34,460,078	233	187	420,446
2023	18,478,195	18,478,195	18,478,195	18,478,195	13,064,035	16,356,681	144	135	220,776
2022	10,135,385	N/A	10,135,385	N/A	12,200,608	9,501,705	98	110	(40,235)
2021	11,637,178	N/A	11,637,178	N/A	291,966,801	347,800,318	132	141	(1,802,266)

Named Executive Officers, Footnote	In 2025, 2024 and 2023, our co-PEOs were Messrs. Ostrover and Lipschultz. In 2022 and 2021, our PEO was Mr. Ostrover. The dollar amounts presented represent the total compensation reported in the “Total” column of the “Summary Compensation Table” for each applicable fiscal year.
Peer Group Issuers, Footnote	The peer group referenced for purposes of the peer group TSR is the Dow Jones U.S. Asset Managers Index.
Adjustment To PEO Compensation, Footnote	The dollar amounts reported represent the amount of “compensation actually paid” to the PEOs and the average amount of “compensation actually paid” to the Non-PEO NEOs, as calculated in accordance with Item 402(v) of Regulation S-K. Please refer to footnote (3) for the list of Non-PEO NEOs included in the calculation of average amounts for each applicable year. These dollar amounts do not reflect the actual amount or average actual amount of compensation earned by or paid to the PEOs or the Non-PEO NEOs during the applicable year. The adjustments detailed in the table below were made to total compensation for each year to determine the “compensation actually paid”:

Adjustments to Summary Compensation Table Totals to Determine Compensation Actually Paid	2025
	Mr. Ostrover (Co-PEO) ($)	Mr. Lipschultz (Co-PEO) ($)	Average for Non-PEO NEOs ($)
Total compensation as reported in the summary compensation table	29,237,055	29,219,230	20,869,910
Deduction for fair value of awards granted during the covered year	(27,994,188)	(27,994,188)	(18,974,366)
Fair value of awards granted in covered year that remain outstanding and unvested (value at end of year)	—	—	—
Fair value as of vesting date for awards that were granted and vested during the year	27,994,188	27,994,188	18,974,366
Change in fair value from end of prior year to vesting date for awards granted in prior years that vested during covered year	—	—	(925,375)
Change in fair value from end of prior year to end of covered year for awards granted in prior years that were outstanding and unvested at end of covered year	—	—	(2,886,125)
Dividends or other earnings paid on stock or options awards in the covered year prior to the vesting date that are not otherwise included in the total compensation for the covered year	—	—	174,401
Compensation actually paid	29,237,055	29,219,230	17,232,811

Non-PEO NEO Average Total Compensation Amount	$ 20,869,910	$ 30,906,119	$ 13,064,035	$ 12,200,608	$ 291,966,801
Non-PEO NEO Average Compensation Actually Paid Amount	$ 17,232,811	34,460,078	16,356,681	9,501,705	347,800,318
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amounts reported represent the amount of “compensation actually paid” to the PEOs and the average amount of “compensation actually paid” to the Non-PEO NEOs, as calculated in accordance with Item 402(v) of Regulation S-K. Please refer to footnote (3) for the list of Non-PEO NEOs included in the calculation of average amounts for each applicable year. These dollar amounts do not reflect the actual amount or average actual amount of compensation earned by or paid to the PEOs or the Non-PEO NEOs during the applicable year. The adjustments detailed in the table below were made to total compensation for each year to determine the “compensation actually paid”:

Adjustments to Summary Compensation Table Totals to Determine Compensation Actually Paid	2025
	Mr. Ostrover (Co-PEO) ($)	Mr. Lipschultz (Co-PEO) ($)	Average for Non-PEO NEOs ($)
Total compensation as reported in the summary compensation table	29,237,055	29,219,230	20,869,910
Deduction for fair value of awards granted during the covered year	(27,994,188)	(27,994,188)	(18,974,366)
Fair value of awards granted in covered year that remain outstanding and unvested (value at end of year)	—	—	—
Fair value as of vesting date for awards that were granted and vested during the year	27,994,188	27,994,188	18,974,366
Change in fair value from end of prior year to vesting date for awards granted in prior years that vested during covered year	—	—	(925,375)
Change in fair value from end of prior year to end of covered year for awards granted in prior years that were outstanding and unvested at end of covered year	—	—	(2,886,125)
Dividends or other earnings paid on stock or options awards in the covered year prior to the vesting date that are not otherwise included in the total compensation for the covered year	—	—	174,401
Compensation actually paid	29,237,055	29,219,230	17,232,811

Compensation Actually Paid vs. Total Shareholder Return
We do not use TSR or GAAP consolidated net income (loss) as performance measures in our overall executive compensation program. As a result, there is not a causal relationship between these performance measures and the amount of “compensation actually paid” to the PEOs and the non-PEO NEOs. Nevertheless, as required by Item 402(v)(5)(iv) of Regulation S-K, we are providing a comparison of “compensation actually paid,” our TSR, our peer group’s TSR and our GAAP consolidated net income (loss).
	As demonstrated in the first table under the heading “Pay Versus Performance,” PEO “compensation actually paid” decreased from 2021 to 2022, and then increased each year from 2022 through 2025. Average “compensation actually paid” to non-PEO NEOs decreased from 2021 to 2022, increased each year from 2022 through 2024, and then decreased from 2024 to 2025. Our TSR decreased from 2021 to 2022, increased each year from 2022 through 2024, and then decreased from 2024 to 2025. Our peer group’s TSR decreased from 2021 to 2022, and then increased each year from 2022 through 2025.
Compensation Actually Paid vs. Net Income
We do not use TSR or GAAP consolidated net income (loss) as performance measures in our overall executive compensation program. As a result, there is not a causal relationship between these performance measures and the amount of “compensation actually paid” to the PEOs and the non-PEO NEOs. Nevertheless, as required by Item 402(v)(5)(iv) of Regulation S-K, we are providing a comparison of “compensation actually paid,” our TSR, our peer group’s TSR and our GAAP consolidated net income (loss).
	As demonstrated in the first table under the heading “Pay Versus Performance,” PEO “compensation actually paid” decreased from 2021 to 2022, and then increased each year from 2022 through 2025. Average “compensation actually paid” to non-PEO NEOs decreased from 2021 to 2022, increased each year from 2022 through 2024, and then decreased from 2024 to 2025. Our TSR decreased from 2021 to 2022, increased each year from 2022 through 2024, and then decreased from 2024 to 2025. Our peer group’s TSR decreased from 2021 to 2022, and then increased each year from 2022 through 2025
Compensation Actually Paid vs. Company Selected Measure	We do not use any financial performance measures to link compensation actually paid to our NEOs to our performance. Accordingly, pursuant to SEC rules, we have not included a “Company-Selected Measure” or a tabular list of performance measures.
Total Shareholder Return Vs Peer Group
We do not use TSR or GAAP consolidated net income (loss) as performance measures in our overall executive compensation program. As a result, there is not a causal relationship between these performance measures and the amount of “compensation actually paid” to the PEOs and the non-PEO NEOs. Nevertheless, as required by Item 402(v)(5)(iv) of Regulation S-K, we are providing a comparison of “compensation actually paid,” our TSR, our peer group’s TSR and our GAAP consolidated net income (loss).
	As demonstrated in the first table under the heading “Pay Versus Performance,” PEO “compensation actually paid” decreased from 2021 to 2022, and then increased each year from 2022 through 2025. Average “compensation actually paid” to non-PEO NEOs decreased from 2021 to 2022, increased each year from 2022 through 2024, and then decreased from 2024 to 2025. Our TSR decreased from 2021 to 2022, increased each year from 2022 through 2024, and then decreased from 2024 to 2025. Our peer group’s TSR decreased from 2021 to 2022, and then increased each year from 2022 through 2025.
Total Shareholder Return Amount	$ 156	233	144	98	132
Peer Group Total Shareholder Return Amount	196	187	135	110	141
Net Income (Loss)	305,487,000	420,446,000	220,776,000	(40,235,000)	(1,802,266,000)
Ostrover [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	29,237,055	23,912,432	18,478,195	10,135,385	11,637,178
PEO Actually Paid Compensation Amount	$ 29,237,055	$ 23,912,432	$ 18,478,195	$ 10,135,385	$ 11,637,178
PEO Name	Ostrover	Ostrover	Ostrover	Ostrover	Ostrover
Ostrover [Member] | Deduction for fair value of awards granted during the covered year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (27,994,188)
Ostrover [Member] | Fair value as of vesting date for awards that were granted and vested during the year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	27,994,188
Lipschultz [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	29,219,230	$ 23,881,675	$ 18,478,195
PEO Actually Paid Compensation Amount	$ 29,219,230	$ 23,881,675	$ 18,478,195
PEO Name	Lipschultz	Lipschultz	Lipschultz
Lipschultz [Member] | Deduction for fair value of awards granted during the covered year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (27,994,188)
Lipschultz [Member] | Fair value as of vesting date for awards that were granted and vested during the year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	27,994,188
Non-PEO NEO | Deduction for fair value of awards granted during the covered year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(18,974,366)
Non-PEO NEO | Fair value of awards granted in covered year that remain outstanding and unvested (value at end of year) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Fair value as of vesting date for awards that were granted and vested during the year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	18,974,366
Non-PEO NEO | Change in fair value from end of prior year to vesting date for awards granted in prior years that vested during covered year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(925,375)
Non-PEO NEO | Change in fair value from end of prior year to end of covered year for awards granted in prior years that were outstanding and unvested at end of covered year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,886,125)
Non-PEO NEO | Dividends or other earnings paid on stock or options awards in the covered year prior to the vesting date that are not otherwise included in the total compensation for the covered year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 174,401